Intangible assets and goodwill - Aggregated Carrying Amount of Goodwill and Trademark (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Intangible assets and goodwill.
Goodwill	¥ 61,640	¥ 61,640
Trademark with indefinite useful lives	16,540	16,540
Total	¥ 78,180	¥ 78,180